DEFERRED REVENUES (Tables)	12 Months Ended
Mar. 31, 2016
DEFERRED REVENUES
Schedule of deferred revenues

	March 31,
	2015	2016
	RMB	RMB
Testing services	19,223,983	14,611,826
Online education services	578,640	223,821
Other revenue — licensing fees from authorized test centers	2,425,333	2,451,093
Other revenue — others	1,278,511	1,204,175

Total deferred revenues	23,506,467	18,490,915

Representing:
Current deferred revenues	21,742,735	16,612,164
Non-current deferred revenues	1,763,732	1,878,751